OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making an annual filing for two of its series, Evergreen California Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the year ended March 31, 2009. These series have March 31 fiscal year end.

Date of reporting period: March 31, 2009

Item 1 - Reports to Stockholders.

Evergreen California Municipal Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
31	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen California Municipal Bond Fund for the twelve-month period ended March 31, 2009 (the “period”).

The year 2008 saw home prices fall and job losses persist. September marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. Indeed, the collateral damage from this event led to further collapse. Previously venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze. Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis. The selling spared few equity categories.

In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets were affected by weakness in economic data and corporate profits. International markets were hit hard as economies in both developed and emerging countries remained weak. In the fixed income markets, high yield bonds recovered from the extreme weakness experienced last year and municipal securities also climbed higher.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve, Treasury, Federal Deposit Insurance Corp. and Federal Housing Administration have allocated more than $11 trillion to combat this crisis. Perhaps most important, the Public-Private Investment Program (“PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

1

LETTER TO SHAREHOLDERS continued

During a volatile and challenging period in the capital markets, managers of Evergreen’s state municipal bond funds positioned their portfolios conservatively, keeping the funds’ emphasis on high-quality portfolio holdings. Throughout the period, managers maintained a disciplined approach, seeking both total return and competitive yield through investments in tax-advantaged municipal securities.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/2/1997

	Class A	Class B	Class C	Class I
Class inception date	11/8/2002	11/8/2002	11/8/2002	4/2/1997

Nasdaq symbol	EOCAX	EOCBX	EOCCX	EOCIX

Average annual return*

1-year with sales charge	-7.72%	-8.53%	-4.82%	N/A

1-year w/o sales charge	-3.16%	-3.89%	-3.89%	-2.92%

5-year	0.05%	-0.04%	0.30%	1.31%

10-year	2.88%	2.91%	2.91%	3.58%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund’s predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not and Select shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen California Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital 5-Year Municipal Bond Index (BC5YMBI), the Barclays Capital California Municipal Bond Index (BCCAMBI) and the Consumer Price Index (CPI).

The BC5YMBI and the BCCAMBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

5

FUND AT A GLANCE continued

This section left intentionally blank

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of March 31, 2009, and subject to change.

6

PORTFOLIO MANAGER COMMENTARY

Investment Process

The fund’s Class A shares returned -3.16% for the twelve-month period ended March 31, 2009, excluding any applicable sales charges. During the same period, the BC5YMBI returned 6.04% and the BCCAMBI returned 0.19%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, and California state income tax as part of a long-term strategy of achieving tax-advantaged total return.

During the twelve-month period, volatility and illiquidity were central themes. Many non-traditional accounts such as hedge funds were forced to unwind derivative strategies for technical reasons. They were forced to sell massive amounts of municipals into an illiquid market. Other buyers, such as insurance companies and mutual funds, were also in need of liquidity and could not provide a bid. This left only the limited capital of the retail investor to fill the gap. Consequently, yields rose sharply and spreads widened dramatically. A flight-to-safety trade emerged and Treasuries rallied while municipals continued to trade off abruptly.

All capital markets, including the municipal market, are continuing to adjust to the new and developing investment environment of the “great recession.” Both investors and broker/dealers have had to reexamine strategies and practices to get comfortable with this new dynamic. Through it all, we ride the ups and downs of the market as it slowly becomes more stable in depth and presence while emerging from the fallout. The fragile confidence that is slowly returning has been a welcome change from the upheaval experienced over the past two years. We still, however, have a long way to go before one can say the market is functioning properly.

While illiquidity and volatility are still present as we work our way through the recession, they have diminished noticeably at times in recent months. We still have the two-tiered market that developed as a result of failed bond insurers and the collapse of the Auction Rate market. However, the top tier is beginning to be more inclusive as it expands across the credit spectrum. Selected AA safe sector credits are gaining more acceptance, while other, lesser AA credits that were treated as generic AA bonds pre-crisis continue to struggle. Indeed, credit spreads remain wide and are inching wider in some cases while other high yielding bonds are getting tighter as the market is differentiating between credits more than it was during the most illiquid periods.

Contributors to Performance

The fund’s exposure to high grade bonds helped performance as investors sought the relative safety of this sector to that of insured bonds and lower rated, higher yielding bonds. The increased demand for high-quality issues led to out performance versus lesser credits.

7

PORTFOLIO MANAGER COMMENTARY continued

Detractors from Performance

The fund’s performance was held back by its exposure to higher yielding bonds suffering from spreads that gapped wider during the period as the corrective forces of the credit crisis are still being worked through the market.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties, and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

You should carefully consider the fund’s investment objectives, policies, risks, charges and expenses before investing. To obtain a prospectus, which contains this and other important information visit www.EvergreenInvestments.com or call 1.800.847.5397.

Please read the prospectus carefully before investing.

8

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,010.72	$4.36
Class B	$1,000.00	$1,006.97	$8.11
Class C	$1,000.00	$1,006.97	$8.11
Class I	$1,000.00	$1,011.98	$3.11
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.59	$4.38
Class B	$1,000.00	$1,016.85	$8.15
Class C	$1,000.00	$1,016.85	$8.15
Class I	$1,000.00	$1,021.84	$3.13

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.87% for Class A, 1.62% for Class B, 1.62% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.52	$11.02	$10.90	$11.02	$11.33

Income from investment operations
Net investment income (loss)	0.44	0.39	0.35	0.35	0.32
Net realized and unrealized gains or losses on investments	(0.77)	(0.46)	0.21	(0.03)[1]	(0.20)

Total from investment operations	(0.33)	(0.07)	0.56	0.32	0.12

Distributions to shareholders from
Net investment income	(0.43)	(0.40)	(0.35)	(0.34)	(0.32)
Net realized gains	0	(0.03)	(0.09)	(0.10)	(0.11)

Total distributions to shareholders	(0.43)	(0.43)	(0.44)	(0.44)	(0.43)

Net asset value, end of period	$9.76	$10.52	$11.02	$10.90	$11.02

Total return[2]	(3.16)%	(0.70)%	5.17%	2.99%	1.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$209,976	$302,452	$7,900	$4,633	$8,411
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%	0.85%	0.94%	0.94%	0.98%
Expenses excluding waivers/reimbursements and expense reductions	0.85%	0.90%	0.99%	0.98%	0.99%
Net investment income (loss)	4.28%	3.75%	3.17%	3.14%	2.92%
Portfolio turnover rate	35%	16%	32%	21%	68%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2	Excluding applicable sales charges

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.52	$11.02	$10.90	$11.02	$11.33

Income from investment operations
Net investment income (loss)	0.36	0.32	0.27	0.27	0.25
Net realized and unrealized gains or losses on investments	(0.77)	(0.48)	0.21	(0.02)[1]	(0.21)

Total from investment operations	(0.41)	(0.16)	0.48	0.25	0.04

Distributions to shareholders from
Net investment income	(0.35)	(0.31)	(0.27)	(0.27)	(0.24)
Net realized gains	0	(0.03)	(0.09)	(0.10)	(0.11)

Total distributions to shareholders	(0.35)	(0.34)	(0.36)	(0.37)	(0.35)

Net asset value, end of period	$9.76	$10.52	$11.02	$10.90	$11.02

Total return[2]	(3.89)%	(1.45)%	4.40%	2.28%	0.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$699	$868	$1,017	$1,137	$1,141
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.60%	1.63%	1.69%	1.69%	1.69%
Expenses excluding waivers/reimbursements and expense reductions	1.60%	1.63%	1.69%	1.69%	1.69%
Net investment income (loss)	3.54%	2.91%	2.43%	2.38%	2.22%
Portfolio turnover rate	35%	16%	32%	21%	68%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

2	Excluding applicable sales charges

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.52	$11.02	$10.90	$11.02	$11.33

Income from investment operations
Net investment income (loss)	0.35	0.31	0.27	0.27	0.25
Net realized and unrealized gains or losses on investments	(0.76)	(0.47)	0.21	(0.02)[1]	(0.21)

Total from investment operations	(0.41)	(0.16)	0.48	0.25	0.04

Distributions to shareholders from
Net investment income	(0.35)	(0.31)	(0.27)	(0.27)	(0.24)
Net realized gains	0	(0.03)	(0.09)	(0.10)	(0.11)

Total distributions to shareholders	(0.35)	(0.34)	(0.36)	(0.37)	(0.35)

Net asset value, end of period	$9.76	$10.52	$11.02	$10.90	$11.02

Total return[2]	(3.89)%	(1.45)%	4.40%	2.28%	0.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,864	$3,138	$4,228	$4,445	$4,049
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.60%	1.63%	1.69%	1.69%	1.69%
Expenses excluding waivers/reimbursements and expense reductions	1.60%	1.63%	1.69%	1.69%	1.69%
Net investment income (loss)	3.56%	2.90%	2.43%	2.39%	2.21%
Portfolio turnover rate	35%	16%	32%	21%	68%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2	Excluding applicable sales charges

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.52	$11.02	$10.90	$11.02	$11.33

Income from investment operations
Net investment income (loss)	0.46	0.42	0.38	0.38	0.36
Net realized and unrealized gains or losses on investments	(0.77)	(0.47)	0.21	(0.02)[1]	(0.20)

Total from investment operations	(0.31)	(0.05)	0.59	0.36	0.16

Distributions to shareholders from
Net investment income	(0.45)	(0.42)	(0.38)	(0.38)	(0.36)
Net realized gains	0	(0.03)	(0.09)	(0.10)	(0.11)

Total distributions to shareholders	(0.45)	(0.45)	(0.47)	(0.48)	(0.47)

Net asset value, end of period	$9.76	$10.52	$11.02	$10.90	$11.02

Total return	(2.92)%	(0.45)%	5.44%	3.30%	1.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,717	$23,626	$27,401	$39,989	$41,798
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.60%	0.63%	0.69%	0.69%	0.69%
Expenses excluding waivers/reimbursements and expense reductions	0.60%	0.63%	0.69%	0.69%	0.69%
Net investment income (loss)	4.51%	3.91%	3.43%	3.39%	3.20%
Portfolio turnover rate	35%	16%	32%	21%	68%

1

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

March 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.8%
AIRPORT 2.4%
Sacramento Cnty., CA Arpt. RB, Ser. B, 5.75%, 07/01/2024	$2,000,000	$1,985,760
San Francisco, CA Bay Area Rapid Trans. Dist. RRB, Ser. A, 5.75%, 05/01/2025	3,475,000	3,410,539

		5,396,299

EDUCATION 8.1%
California Dev. Auth. RB, Thomas Jefferson Sch. of Law, Ser. A, 4.875%, 10/01/2035	500,000	552,045
California Edl. Facs. Auth. RB:
Pomona College Proj., Ser. A, 5.00%, 01/01/2024 #	1,000,000	1,051,950
Univ. of Southern California Proj., Ser. A, 5.00%, 10/01/2039	10,150,000	9,978,363
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	3,750,000	3,780,563
University of California Med. Ctr. RRB, Ser. D, 5.00%, 05/15/2026	3,000,000	2,972,580

		18,335,501

GENERAL OBLIGATION – LOCAL 18.7%
Capistrano, CA Unified Sch. Dist. GO, Ser. C, 5.50%, 08/01/2022	1,215,000	1,280,416
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	1,500,000	1,570,665
Fontana, CA Unified Sch. Dist. GO, Ser. A, 5.25%, 08/01/2031	5,000,000	4,896,650
Kaweah Delta, California Hlth. Care Dist. GO, Election of 2003 Proj., 5.25%, 08/01/2028	5,370,000	5,229,682
Kern, CA High Sch. Dist. GO, Election of 1990 Proj., Ser. C, 6.25%, 08/01/2012	1,200,000	1,396,548
Lodi, CA Unified Sch. Dist. GO, 5.00%, 08/01/2022	4,195,000	4,335,071
Long Beach, CA Unified Sch. Dist. GO, Election of 1999 Proj., Ser. C, 5.00%, 08/01/2021	2,245,000	2,260,984
Los Banos, CA Unified Sch. Dist. GO, Election of 1995 Proj., 5.00%, 08/01/2025	1,005,000	1,015,995
Mount Diablo, CA Unified Sch. Dist. GO, 5.00%, 08/01/2024	1,000,000	1,015,260
Natomas, CA Unified Sch. Dist. Refunding GO, 5.95%, 09/01/2021	1,000,000	1,108,210
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	20,000	20,180
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.25%, 08/01/2023	2,115,000	2,212,671
San Diego, CA GO, Pub. Safety Communications Proj., 6.50%, 07/15/2009	1,525,000	1,549,095
San Jose, CA GO, Parks and Public Safety Proj., 5.00%, 09/01/2021	3,830,000	3,991,971
San Jose, CA Unified Sch. Dist. GO, Ser. A:
5.00%, 08/01/2021	1,745,000	1,800,508
5.00%, 08/01/2022	2,680,000	2,781,357
Sanger, CA Unified Sch. Dist. Refunding GO, 5.60%, 08/01/2023	2,530,000	2,416,201
Santa Ana, CA Unified Sch. Dist. GO, 5.375%, 08/01/2019	1,065,000	1,126,280
Upland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.125%, 08/01/2025	1,000,000	1,018,780
Vallejo City, CA Unified Sch. Dist. GO, Ser. A, 5.90%, 02/01/2017	1,000,000	1,063,730
Westside, CA Unified Sch. Dist. Refunding GO, Ser. C, 6.00%, 08/01/2014	300,000	348,030

		42,438,284

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 2.7%
California GO, 6.00%, 04/01/2038 #	$5,000,000	$4,979,550
California Refunding GO, 5.25%, 04/01/2034	1,000,000	1,155,710

		6,135,260

HOSPITAL 15.6%
California Hlth. Facs. Fin. RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2033	3,000,000	2,302,320
Kaiser Permanente, Ser. A, 5.25%, 04/01/2039	2,000,000	1,667,280
Providence Hlth. & Svcs., Ser. C, 6.50%, 10/01/2038	5,400,000	5,625,126
Stanford Hosp. & Clinics, Ser. A, 5.00%, 11/15/2023	2,000,000	1,819,660
California Hlth. Facs. Fin. RRB, Sutter Hlth., Ser. A, 5.25%, 08/15/2022	1,000,000	1,002,870
California Infrastructure EDRB, Kaiser Hosp. Assisted Living, Ser. A, 5.55%, 08/01/2031	3,500,000	3,125,815
California Statewide CDA RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2035	2,875,000	2,251,211
Kaiser Permanente, Ser. C, 5.25%, 08/01/2031	2,000,000	1,726,320
St. Joseph Hlth. Sys., Ser. C, 5.75%, 07/01/2047	5,775,000	5,263,335
Valleycare Hlth. Sys., Ser. A, 5.00%, 07/15/2022	1,000,000	690,380
California Statewide CDA RRB, Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/2033	2,000,000	1,749,880
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj., 5.00%, 08/01/2028	3,500,000	2,974,335
University of California RB, UCLA Med. Ctr., Ser. A:
5.25%, 05/15/2030	465,000	407,879
5.50%, 05/15/2024	370,000	329,452
Upland, CA RRB, San Antonio Cmnty. Hosp., 5.00%, 01/01/2018	2,745,000	2,702,782
West Contra, CA Hlth. Care Dist. COP, 5.50%, 07/01/2029	2,000,000	1,811,780

		35,450,425

HOUSING 6.0%
California Dept. of Veteran Affairs RB, Home Purchase Program, Ser. A, 5.35%, 12/01/2027	2,000,000	2,012,600
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser. A, 4.85%, 12/01/2022	2,450,000	2,154,922
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,330,000	1,331,357
California Hsg. Fin. Agcy. RB, Home Mtge., Ser. K, 5.60%, 08/01/2038	3,000,000	2,479,410
California Statewide CDA MHRRB, Ser. B, 5.20%, 12/01/2029	2,500,000	2,499,350
Los Angeles, CA MHRRB, Ser. A, 4.875%, 08/15/2027, (Insd. by FNMA)	1,200,000	1,135,116
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc., 6.00%, 11/01/2019	2,000,000	2,121,260

		13,734,015

INDUSTRIAL DEVELOPMENT REVENUE 5.7%
California Infrastructure & EDRB, David Gladstone Institute Proj., 5.25%, 10/01/2034	3,000,000	2,596,020
California Infrastructure & EDRRB:
Scripps Institute Proj., Ser. A, 5.00%, 07/01/2029	2,500,000	2,426,975
YMCA Metro. Los Angeles Proj., 5.25%, 02/01/2026	2,000,000	2,015,120

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
California PCRB, Keller Canyon Landfill Proj., 6.875%, 11/01/2027	$5,000,000	$4,746,400
Chula Vista, CA IDRB, San Diego Gas, 5.00%, 12/01/2027	1,500,000	1,280,250

		13,064,765

LEASE 4.3%
California Dev. Auth. COP, Crossroads Sch. for Arts & Sciences, 6.00%, 08/01/2028	1,715,000	1,346,412
Modesto, CA Dist. Funding Auth. COP, Ser. B, 5.30%, 07/01/2022	2,360,000	2,357,569
San Mateo Cnty., CA Joint Powers Funding Auth. RRB, Youth Svcs. Campus,
Ser. A, 5.00%, 07/15/2033	1,500,000	1,428,975
Torrance, CA COP, Pub. Impt. Proj.:
Ser. A, 5.00%, 06/01/2034	1,310,000	1,168,887
Ser. B, 5.25%, 06/01/2034	3,690,000	3,413,582

		9,715,425

MISCELLANEOUS REVENUE 7.5%
Alameda Corridor Trans. Auth. RRB, CCAB, Ser. A, 0.00%, 10/01/2021 †	3,000,000	2,280,690
California CDA RB, California Endowment, 5.00%, 07/01/2033	3,000,000	2,983,080
California Pub. Works Dept. Board Lease RB:
Butterfield Street, Ser. A, 5.25%, 06/01/2024	2,400,000	2,277,576
Dept. of Corrections, Ser. C, 5.50%, 06/01/2023	1,000,000	972,700
Dept. of Mental Hlth., Ser. A, 5.125%, 06/01/2029	2,000,000	1,725,400
Morongo Band of Mission Indians RB, Indians Enterprise Casino Proj., Ser. B, 6.50%, 03/01/2028	3,000,000	2,253,990
Oakland, CA Bldg. Auth. RB, Elihu M. Harris Proj., Ser. A, 5.00%, 04/01/2023	2,330,000	2,234,843
Santa Margarita, CA Dana Point Auth. RRB, Ser. B, 7.25%, 08/01/2013	2,000,000	2,233,260

		16,961,539

PORT AUTHORITY 0.4%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	411,680
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	474,318
Los Angeles, CA Harbor RB, 7.60%, 10/01/2018	110,000	137,862

		1,023,860

PRE-REFUNDED 3.8%
Association of Bay Area Govt. Fin. Auth. RB, Schools of Sacred Heart, Ser. A:
6.15%, 06/01/2015	1,000,000	1,073,000
6.45%, 06/01/2030	2,300,000	2,475,904
California State Dept. Water Reserve RRB, 5.125%, 12/01/2029	45,000	49,792
Pacifica, CA RB, Pub. Impt. Proj., 5.875%, 11/01/2029	1,105,000	1,106,116
San Francisco, CA RB, San Bruno Jail Proj. No. 3, 5.25%, 10/01/2033	4,000,000	3,929,680

		8,634,492

RESOURCE RECOVERY 3.4%
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A, 5.00%, 01/01/2022	9,435,000	7,693,676

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 2.3%
Elk Grove, CA Spl. Tax Cmnty. Facs. RB, 5.25%, 09/01/2037	$1,000,000	$384,380
La Quinta, CA Redev. Agcy. RB, Tax Proj., 5.00%, 09/01/2021	1,000,000	919,610
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Ser. A-1, 5.00%, 08/01/2030	5,000,000	3,854,450

		5,158,440

TOBACCO REVENUE 1.2%
Golden State Tobacco Securitization Corp. of California Tobacco Settlement RRB, Ser. A, 5.75%, 06/01/2047	5,000,000	2,796,450

TRANSPORTATION 4.9%
California Foothill/Eastern Trans. Corridor Agcy. RB, CCAB:
0.00%, 01/15/2020, (Insd. by MBIA) †	3,000,000	2,970,240
0.00%, 01/15/2023, (Insd. by MBIA) †	3,000,000	2,870,760
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	7,345,000	5,258,285

		11,099,285

UTILITY 2.1%
Northern California Pub. Power Agcy. RB, 7.50%, 07/01/2023	50,000	65,518
Pasadena, CA Elec. RB, 5.00%, 06/01/2019, (Insd. by MBIA)	4,625,000	4,721,570

		4,787,088

WATER & SEWER 9.7%
California State Dept. Water Reserve RRB, 5.125%, 12/01/2029	1,955,000	1,964,775
Los Angeles, CA Dept. of Water & Power RB:
Ser. A:
5.00%, 07/01/2035	3,000,000	2,943,840
5.00%, 01/01/2039	1,050,000	1,022,952
5.00%, 07/01/2039	1,000,000	956,400
Ser. A-1, 5.00%, 07/01/2039	2,000,000	1,912,800
Los Angeles, CA Dept. of Water & Power RRB, Ser. A, 5.125%, 07/01/2041	6,500,000	6,199,180
Riverside, CA Water RB, Ser. 2008, 5.00%, 10/01/2038, (LOC: FSA) ‡	5,000,000	4,806,300
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 5.00%, 12/01/2027, (Insd. by AMBAC)	1,250,000	1,233,500
Southern California Waterworks RB, Metro. Water Dist., Ser. A, 5.00%, 07/01/2032	1,000,000	995,840

		22,035,587

Total Municipal Obligations (cost $237,884,174)		224,460,391

	Shares	Value

SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen California Municipal Money Market Fund, Class I, 0.49% q ø ## (cost $6,496,608)	6,496,608	6,496,608

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

March 31, 2009

Value

Total Investments (cost $244,380,782) 101.6%	$230,956,999
Other Assets and Liabilities (1.6%)	(3,700,628)

Net Assets 100.0%	$227,256,371

#	When-issued or delayed delivery security
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CCAB	Convertible Capital Appreciation Bond
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of March 31, 2009:

California	100%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2009 (unaudited):

AAA	23.3%
AA	41.1%
A	21.6%
BBB	11.7%
NR	2.3%

100.0%

The following table shows the percent of total investments based on effective maturity as of March 31, 2009 (unaudited):

Less than 1 year	3.5%
1 to 3 year(s)	1.8%
3 to 5 years	1.8%
5 to 10 years	4.2%
10 to 20 years	45.0%
20 to 30 years	28.8%
Greater than 30 years	14.9%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2009

Assets
Investments in unaffiliated issuers, at value (cost $237,884,174)	$224,460,391
Investments in affiliated issuers, at value (cost $6,496,608)	6,496,608

Total investments	230,956,999
Receivable for securities sold	2,118,804
Receivable for Fund shares sold	48,770
Interest receivable	3,171,012
Prepaid expenses and other assets	12,979

Total assets	236,308,564

Liabilities
Dividends payable	246,433
Payable for securities purchased	5,983,493
Payable for floating-rate notes issued	2,500,000
Payable for Fund shares redeemed	253,365
Interest and fee expense payable	18,088
Due to custodian bank	17,806
Advisory fee payable	2,172
Distribution Plan expenses payable	1,531
Due to other related parties	1,780
Accrued expenses and other liabilities	27,525

Total liabilities	9,052,193

Net assets	$227,256,371

Net assets represented by
Paid-in capital	$249,668,404
Undistributed net investment income	100,514
Accumulated net realized losses on investments	(9,088,764)
Net unrealized losses on investments	(13,423,783)

Total net assets	$227,256,371

Net assets consists of
Class A	$209,976,094
Class B	699,020
Class C	2,864,190
Class I	13,717,067

Total net assets	$227,256,371

Shares outstanding (unlimited number of shares authorized)
Class A	21,524,522
Class B	71,656
Class C	293,603
Class I	1,406,115

Net asset value per share
Class A	$9.76
Class A — Offering price (based on sales charge of 4.75%)	$10.25
Class B	$9.76
Class C	$9.76
Class I	$9.76

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended March 31, 2009

Investment income
Interest	$13,936,493
Income from affiliated issuers	61,671

Total investment income	13,998,164

Expenses
Advisory fee	955,882
Distribution Plan expenses
Class A	627,374
Class B	8,024
Class C	29,033
Administrative services fee	273,109
Transfer agent fees	174,386
Trustees’ fees and expenses	7,015
Printing and postage expenses	20,812
Custodian and accounting fees	76,921
Registration and filing fees	57,566
Professional fees	36,183
Interest and fee expense	32,383
Other	4,499

Total expenses	2,303,187
Less: Expense reductions	(1,572)
Fee waivers	(99)

Net expenses	2,301,516

Net investment income	11,696,648

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(8,607,407)
Net change in unrealized gains or losses on securities in unaffiliated issuers	(13,026,276)

Net realized and unrealized gains or losses on investments	(21,633,683)

Net decrease in net assets resulting from operations	$(9,937,035)

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2009		2008

Operations
Net investment income		$11,696,648		$12,634,168
Net realized gains or losses on investments		(8,607,407)		342,490
Net change in unrealized gains or losses on investments		(13,026,276)		(14,869,417)

Net decrease in net assets resulting from operations		(9,937,035)		(1,892,759)

Distributions to shareholders from
Net investment income
Class A		(10,618,447)		(11,506,440)
Class B		(28,075)		(28,014)
Class C		(101,891)		(99,018)
Class I		(824,198)		(1,024,701)
Net realized gains
Class A		0		(943,703)
Class B		0		(2,515)
Class C		0		(8,648)
Class I		0		(72,053)

Total distributions to shareholders		(11,572,611)		(13,685,092)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	507,123	5,078,887	872,258	9,411,514
Class B	20,484	211,566	7,123	77,657
Class C	78,010	773,182	51,004	549,731
Class I	389,508	3,983,103	149,936	1,624,063

		10,046,738		11,662,965

Net asset value of shares issued in reinvestment of distributions
Class A	787,153	7,912,971	888,984	9,555,934
Class B	1,106	11,147	1,599	17,230
Class C	5,352	53,478	4,040	43,471
Class I	22,782	228,523	25,917	279,244

		8,206,119		9,895,879

Automatic conversion of Class B shares to Class A shares
Class A	1,841	18,101	663	7,208
Class B	(1,841)	(18,101)	(663)	(7,208)

		0		0

Payment for shares redeemed
Class A	(8,534,069)	(85,899,622)	(15,432,014)	(166,631,213)
Class B	(30,606)	(307,048)	(17,847)	(188,852)
Class C	(88,121)	(872,604)	(140,423)	(1,516,725)
Class I	(1,252,991)	(12,491,070)	(416,123)	(4,512,985)

		(99,570,344)		(172,849,775)

Net asset value of shares issued in acquisition
Class A	0	0	41,715,517	456,406,734

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended March 31,

	2009	2008

Capital share transactions continued
Net increase (decrease) in net assets resulting from capital share transactions	$(81,317,487)	$305,115,803

Total increase (decrease) in net assets	(102,827,133)	289,537,952
Net assets
Beginning of period	330,083,504	40,545,552

End of period	$227,256,371	$330,083,504

Undistributed (overdistributed) net investment income	$100,514	$(24,313)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment

23

NOTES TO FINANCIAL STATEMENTS continued

for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

24

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended March 31, 2009, the following amounts were reclassified:

Undistributed net investment income	$790
Accumulated net realized losses on investments	(790)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid a fee at an annual rate starting at 0.35% and declining to 0.27% as average daily net assets increase. For the year ended March 31, 2009, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on February 12, 2009.

25

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $99.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended March 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the year ended March 31, 2009, EIS received $2,260 from the sale of Class A shares and $5,622 and $500 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Atlas California Municipal Bond Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas California Municipal Bond Fund at an exchange ratio of 1.05 for Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $13,767,353. The aggregate net assets of the Fund and Atlas California Municipal Bond Fund immediately prior to the acquisition were $40,512,845 and $456,406,734, respectively. The aggregate net assets of the Fund immediately after the acquisition were $496,919,579.

26

NOTES TO FINANCIAL STATEMENTS continued

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $93,148,516 and $178,838,395, respectively, for the year ended March 31, 2009.

On April 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$6,496,608
Level 2 – Other Significant Observable Inputs	224,460,391
Level 3 – Significant Unobservable Inputs	0

Total	$230,956,999

During the year ended March 31, 2009, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $1,801,370 and incurred interest and fee expense in the amount of $31,838.

At March 31, 2009, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$2,500,000	3.98%	$4,806,300

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $244,397,019. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,108,190 and $17,548,210, respectively, with a net unrealized depreciation of $13,440,020.

27

NOTES TO FINANCIAL STATEMENTS continued

As of March 31, 2009, the Fund had $5,544,003 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2009, the Fund incurred and will elect to defer post-October losses of $3,528,524.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2009, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Unrealized Depreciation	Capital Loss Carryovers and Post-October Losses	Temporary Book/ Tax Differences

$345,204	$13,440,020	$9,072,527	$(244,690)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to inverse floating rate obligations. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2009	2008

Ordinary Income	$92,507	$153,036
Exempt-Interest Income	11,480,104	12,505,137
Long-term Capital Gain	0	1,026,919

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment

28

NOTES TO FINANCIAL STATEMENTS continued

performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the year ended March 31, 2009, the Fund had average borrowings outstanding of $19,879 at an average rate of 2.74% and paid interest of $545.

12. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

29

NOTES TO FINANCIAL STATEMENTS continued

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

14. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

15. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Bond Fund as of March 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 28, 2009

31

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2009, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.20%. The percentage of distributions subject to the federal alternative minimum tax and California state income tax will be reported to shareholders in January 2010.

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $236,641,754 of net assets outstanding of which $132,792,994 (56.12%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$118,963,600
Net assets voted “Against”	$2,881,255
Net assets voted “Abstain”	$10,948,139

32

This page left intentionally blank

33

This page left intentionally blank

34

This page left intentionally blank

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

569840 rv5 05/2009

Evergreen Pennsylvania Municipal Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
31	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Pennsylvania Municipal Bond Fund for the twelve-month period ended March 31, 2009 (the “period”).

The year 2008 saw home prices fall and job losses persist. September marked a crucial event, when federal officials allowed for the collapse of Lehman Brothers, which history will likely judge as a colossal policy failure. Indeed, the collateral damage from this event led to further collapse. Previously venerable financial institutions fell like dominos in the ensuing weeks as distrust prevailed and counter-party risk, whether real or imagined, escalated. Inter-bank lending ceased to exist, and the credit markets froze. Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis. The selling spared few equity categories.

In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets were affected by weakness in economic data and corporate profits. International markets were hit hard as economies in both developed and emerging countries remained weak. In the fixed income markets, high yield bonds recovered from the extreme weakness experienced last year and municipal securities also climbed higher.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve, Treasury, Federal Deposit Insurance Corp. and Federal Housing Administration have allocated more than $11 trillion to combat this crisis. Perhaps most important, the Public-Private Investment Program (“PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

LETTER TO SHAREHOLDERS continued

During a volatile and challenging period in the capital markets, managers of Evergreen’s state municipal bond funds positioned their portfolios conservatively, keeping the funds’ emphasis on high-quality portfolio holdings. Throughout the period, managers maintained a disciplined approach, seeking both total return and competitive yield through investments in tax-advantaged municipal securities.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

FUND AT A GLANCE

as of March 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/27/1990

Class inception date	Class A 12/27/1990	Class B 2/1/1993	Class C 2/1/1993	Class I 11/24/1997

Nasdaq symbol	EKVAX	EKVBX	EKVCX	EKVYX

Average annual return*

1-year with sales charge	-8.35%	-9.13%	-5.44%	N/A

1-year w/o sales charge	-3.79%	-4.54%	-4.52%	-3.55%

5-year	0.14%	0.05%	0.39%	1.39%

10-year	2.46%	2.29%	2.28%	3.23%

Maximum sales charge	4.75% Front-end	5.00% CDSC	1.00% CDSC	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Pennsylvania Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI), the Barclays Capital Pennsylvania Municipal Bond Index (BCPAMBI) and the Consumer Price Index (CPI).

The BCMBI and the BCPAMBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of March 31, 2009, and subject to change.

PORTFOLIO MANAGER COMMENTARY

Investment Process

The fund’s Class A shares returned -3.79% for the twelve-month period ended March 31, 2009, excluding any applicable sales charges. During the same period, the BCMBI returned 2.27% and the BCPAMBI returned 4.24%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, and Pennsylvania state income tax as part of a long-term strategy of achieving tax-advantaged total return.

During the twelve-month period, volatility and illiquidity were central themes. Many non-traditional accounts such as hedge funds were forced to unwind derivative strategies for technical reasons. They were forced to sell massive amounts of municipals into an illiquid market. Other buyers, such as insurance companies and mutual funds, were also in need of liquidity and could not provide a bid. This left only the limited capital of the retail investor to fill the gap. Consequently, yields rose sharply and spreads widened dramatically. A flight-to-safety trade emerged and Treasuries rallied while municipals continued to trade off abruptly.

All capital markets, including the municipal market, are continuing to adjust to the new and developing investment environment of the “great recession.” Both investors and broker/dealers have had to reexamine strategies and practices to get comfortable with this new dynamic. Through it all, we ride the ups and downs of the market as it slowly becomes more stable in depth and presence while emerging from the fallout. The fragile confidence that is slowly returning has been a welcome change from the upheaval experienced over the past two years. We still, however, have a long way to go before one can say the market is functioning properly.

While illiquidity and volatility are still present as we work our way through the recession, they have diminished noticeably at times in recent months. We still have the two-tiered market that developed as a result of failed bond insurers and the collapse of the Auction Rate market. However, the top tier is beginning to be more inclusive as it expands across the credit spectrum. Selected AA safe sector credits are gaining more acceptance, while other, lesser AA credits that were treated as generic AA bonds pre-crisis continue to struggle. Indeed, credit spreads remain wide and are inching wider in some cases while other high yielding bonds are getting tighter as the market is differentiating between credits more than it was during the most illiquid periods.

Contributors to Performance

The fund’s exposure to high grade bonds helped performance as investors sought the relative safety of this sector to that of insured bonds and lower rated, higher yielding bonds. The increased demand for high-quality issues led to out performance versus lesser credits.

PORTFOLIO MANAGER COMMENTARY continued

Detractors from Performance

The fund’s performance was held back by its exposure to higher yielding bonds suffering from spreads that gapped wider during the period as the corrective forces of the credit crisis are still being worked through the market.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties, and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

You should carefully consider the fund’s investment objectives, policies, risks, charges and expenses before investing. To obtain a prospectus, which contains this and other important information visit www.EvergreenInvestments.com or call 1.800.847.5397.

Please read the prospectus carefully before investing.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	10/1/2008	3/31/2009	During Period*

Actual
Class A	$1,000.00	$ 998.68	$3.74
Class B	$1,000.00	$ 994.85	$7.41
Class C	$1,000.00	$ 994.90	$7.46
Class I	$1,000.00	$ 999.92	$2.44
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.19	$3.78
Class B	$1,000.00	$1,017.50	$7.49
Class C	$1,000.00	$1,017.45	$7.54
Class I	$1,000.00	$1,022.49	$2.47

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.75% for Class A, 1.49% for Class B, 1.50% for Class C and 0.49% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.84	$11.32	$11.25	$11.38	$11.67

Income from investment operations
Net investment income (loss)	0.48	0.48	0.47	0.48	0.49
Net realized and unrealized gains or losses on investments	(0.89)	(0.49)	0.07	(0.14)	(0.29)

Total from investment operations	(0.41)	(0.01)	0.54	0.34	0.20

Distributions to shareholders from
Net investment income	(0.48)	(0.47)	(0.47)	(0.47)	(0.49)

Net asset value, end of period	$9.95	$10.84	$11.32	$11.25	$11.38

Total return[1]	(3.79)%	(0.05)%	4.86%	3.04%	1.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,158	$48,045	$55,565	$57,847	$60,367
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.73%	0.71%	0.74%	0.69%[2]	0.69%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.73%	0.76%	0.79%	0.73%[2]	0.70%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.72%	0.68%	0.66%	0.67%	0.69%
Interest and fee expense[3]	0.01%	0.03%	0.08%	0.02%	0.00%
Net investment income (loss)	4.67%	4.27%	4.13%	4.22%	4.26%
Portfolio turnover rate	35%	21%	33%	43%	28%

1	Excluding applicable sales charges
2	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.80	$11.27	$11.21	$11.34	$11.62

Income from investment operations
Net investment income (loss)	0.40 [1]	0.37	0.36	0.39	0.40
Net realized and unrealized gains or losses on investments	(0.89)	(0.45)	0.08	(0.13)	(0.28)

Total from investment operations	(0.49)	(0.08)	0.44	0.26	0.12

Distributions to shareholders from
Net investment income	(0.40)	(0.39)	(0.38)	(0.39)	(0.40)

Net asset value, end of period	$9.91	$10.80	$11.27	$11.21	$11.34

Total return[2]	(4.54)%	(0.73)%	4.00%	2.32%	1.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,287	$18,324	$24,725	$31,415	$36,841
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.47%	1.46%	1.49%	1.43%[3]	1.40%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.47%	1.46%	1.49%	1.43%[3]	1.40%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.46%	1.43%	1.41%	1.41%	1.40%
Interest and fee expense[4]	0.01%	0.03%	0.08%	0.02%	0.00%
Net investment income (loss)	3.89%	3.51%	3.38%	3.48%	3.55%
Portfolio turnover rate	35%	21%	33%	43%	28%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.82	$11.29	$11.23	$11.36	$11.64

Income from investment operations
Net investment income (loss)	0.40	0.38	0.37	0.40	0.40
Net realized and unrealized gains or losses on investments	(0.88)	(0.46)	0.07	(0.14)	(0.28)

Total from investment operations	(0.48)	(0.08)	0.44	0.26	0.12

Distributions to shareholders from
Net investment income	(0.41)	(0.39)	(0.38)	(0.39)	(0.40)

Net asset value, end of period	$9.93	$10.82	$11.29	$11.23	$11.36

Total return[1]	(4.52)%	(0.72)%	4.00%	2.32%	1.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,387	$9,896	$11,539	$13,431	$13,453
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.48%	1.46%	1.49%	1.43%[2]	1.40%
Expenses including interest and fee expense but excluding waivers/ reimbursements and expense reductions	1.48%	1.46%	1.49%	1.43%[2]	1.40%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.47%	1.43%	1.41%	1.41%	1.40%
Interest and fee expense[3]	0.01%	0.03%	0.08%	0.02%	0.00%
Net investment income (loss)	3.91%	3.52%	3.38%	3.47%	3.55%
Portfolio turnover rate	35%	21%	33%	43%	28%

1	Excluding applicable sales charges
2	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.84	$11.31	$11.25	$11.38	$11.67

Income from investment operations
Net investment income (loss)	0.51	0.50	0.49	0.51	0.52
Net realized and unrealized gains or losses on investments	(0.89)	(0.47)	0.07	(0.13)	(0.29)

Total from investment operations	(0.38)	0.03	0.56	0.38	0.23

Distributions to shareholders from
Net investment income	(0.51)	(0.50)	(0.50)	(0.51)	(0.52)

Net asset value, end of period	$9.95	$10.84	$11.31	$11.25	$11.38

Total return	(3.55)%	0.29%	5.04%	3.35%	2.03%

Ratios and supplemental data
Net assets, end of period (thousands)	$332,597	$555,535	$730,018	$781,411	$777,904
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.47%	0.45%	0.49%	0.43%[1]	0.40%
Expenses including interest and fee expense but excluding waivers/ reimbursements and expense reductions	0.47%	0.45%	0.49%	0.43%[1]	0.40%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.46%	0.42%	0.41%	0.41%	0.40%
Interest and fee expense[2]	0.01%	0.03%	0.08%	0.02%	0.00%
Net investment income (loss)	4.88%	4.51%	4.38%	4.47%	4.55%
Portfolio turnover rate	35%	21%	33%	43%	28%

1	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
2	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.1%
AIRPORT 2.9%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, 5.75%, 01/01/2012	$5,500,000	$5,684,140
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	2,930,190
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,625,990
5.50%, 07/01/2017	1,250,000	1,230,788

		11,471,108

COMMUNITY DEVELOPMENT DISTRICT 0.2%
Henderson, NV Local Impt. Dist. RB, 5.25%, 09/01/2026 +	2,500,000	946,900

CONTINUING CARE RETIREMENT COMMUNITY 6.4%
Cumberland Cnty., PA Muni. Auth. RB, Diakon Lutheran Ministries Proj., 5.00%, 01/01/2036	10,000,000	6,527,800
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 6.10%, 07/01/2022	525,000	468,321
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2014	1,130,000	1,022,096
5.00%, 12/15/2015	1,085,000	942,095
5.125%, 12/15/2020	2,150,000	1,582,422
Ser. B, 4.65%, 12/15/2029	4,625,000	4,434,496
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,312,875
5.00%, 11/15/2017	2,360,000	2,040,149
5.00%, 11/15/2022	7,900,000	6,197,708
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	802,700

		25,330,662

EDUCATION 20.1%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	6,075,000	4,876,159
Bucks Cnty., PA IDA RB, Lane Charter Sch. Proj., Ser. A, 4.875%, 03/15/2027	1,700,000	1,128,834
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.25%, 12/01/2025 ‡	3,230,000	3,235,330
Chester Cnty., PA IDA RB, Avon Grove Charter Sch. Proj., Ser. A:
5.65%, 12/15/2017	895,000	760,875
6.25%, 12/15/2027	2,370,000	1,755,980
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,048,970
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,010,010
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College Proj.:
5.00%, 04/15/2037	1,000,000	922,230
Ser. A, 5.25%, 04/15/2014	1,000,000	1,070,770
Latrobe, PA IDA RB, St. Vincent College Proj.:
5.375%, 05/01/2018	385,000	352,645
5.375%, 05/01/2024	5,000,000	4,229,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	$2,335,000	$1,926,842
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	770,780
Mars, PA Area Sch. Dist. GO, 5.00%, 06/01/2036, (Insd. by FSA)	7,475,000	7,300,758
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Arcadia Univ., 5.00%, 04/01/2036, (Insd. by Radian Group, Inc.)	2,000,000	1,466,340
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%, 04/01/2027, (Insd. by Radian Group, Inc.)	6,210,000	4,912,420
Pennsylvania Higher Edl. Facs. Auth. RB:
Thomas Jefferson Univ.:
5.50%, 01/01/2015	415,000	439,120
5.50%, 01/01/2018	325,000	337,097
Ursinus College, 5.00%, 01/01/2036, (Insd. by Radian Group, Inc.)	950,000	706,059
Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,013,116
5.00%, 07/15/2039	5,750,000	4,043,917
5.25%, 07/15/2024	2,000,000	1,643,400
5.40%, 07/15/2036	5,500,000	4,186,380
Pennsylvania Higher Edl. Facs. Auth. RRB:
Assn. of Independent Colleges & Univ., Ser. FF2, 5.00%, 12/15/2024	3,070,000	2,518,167
Lasalle Univ., Ser. A, 5.25%, 05/01/2027	5,250,000	4,191,915
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,338,348
Pennsylvania State Univ. RRB, Ser. A, 5.00%, 08/15/2027	1,750,000	1,796,585
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,197,335
First Philadelphia Charter, Ser. A:
5.30%, 08/15/2017	950,000	823,831
5.625%, 08/15/2025	3,540,000	2,653,761
Ser. A, 5.30%, 09/15/2027	5,150,000	3,547,938
Wilkes-Barre, PA Fin. Auth. RRB, Wilkes Univ. Proj.:
5.00%, 03/01/2022	3,315,000	2,727,582
5.00%, 03/01/2027	2,600,000	2,013,856
5.00%, 03/01/2037	5,500,000	3,915,780

		79,862,630

GENERAL OBLIGATION – LOCAL 2.7%
Berks Cnty., PA Refunding GO:
5.00%, 11/15/2021	5,000,000	5,399,600
5.00%, 11/15/2022	5,000,000	5,337,400

		10,737,000

GENERAL OBLIGATION – STATE 1.7%
Pennsylvania GO, Ser. 1, 5.00%, 07/01/2020	2,380,000	2,575,945
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,075,729

		6,651,674

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 18.5%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. A, 5.00%, 09/01/2018	$7,800,000	$7,893,132
Allegheny Cnty., PA Hosp. Dev. Auth. RRB:
Jefferson Regl. Med. Ctr., Ser. A, 5.00%, 05/01/2015	1,950,000	1,764,107
Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,234,695
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	2,110,000	2,283,147
Blair Cnty., PA Hosp. Auth. RRB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,011,000
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035, (Insd. by CIFG Svcs., Inc.)	3,500,000	2,570,680
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RRB, Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	4,000,000	3,487,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,889,950
Monroe Cnty., PA Hosp. Auth. RRB, Pocono Med. Ctr.:
5.00%, 01/01/2027	3,530,000	2,864,701
5.125%, 01/01/2037	1,415,000	1,076,631
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	11,939,190
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	3,979,976
5.625%, 07/01/2032	1,000,000	804,290
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.25%, 01/15/2017	4,000,000	4,333,280
Pennsylvania Higher Edl. Facs. Auth. RRB, Allegheny Delaware Valley Obl., Ser. B, 5.875%, 11/15/2021	3,550,000	2,595,937
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Jefferson Hlth. Sys., Ser. A, 5.125%, 05/15/2018	8,850,000	8,876,727
Puerto Rico Pub. Bldgs. Auth. Gtd. Pub. Ed. & Hlth. Facs. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,796,670
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc., 5.00%, 12/01/2029	1,200,000	880,200
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,392,250
6.25%, 06/01/2022	1,750,000	1,757,455

		73,431,018

HOUSING 1.9%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	635,000	643,382
Pennsylvania Hsg. Fin. Agcy. SFHRB, Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,305,129
Pennsylvania Hsg. Fin. Agcy. SFHRRB, Ser. 65-A, 5.20%, 10/01/2018	4,005,000	4,006,001
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by FHLMC, FNMA & GNMA)	815,000	721,846

		7,676,358

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 6.8%
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	$11,000,000	$7,240,970
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A:
4.70%, 11/01/2021	7,500,000	6,506,175
7.00%, 11/01/2021	1,500,000	1,505,415
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., FRN, 6.25%, 10/01/2019	6,000,000	6,000,000
Westmoreland Cnty., PA IDRB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	5,993,340

		27,245,900

LEASE 2.1%
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%, 01/01/2025	4,000,000	2,692,880
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,754,304
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	2,936,642

		8,383,826

MISCELLANEOUS REVENUE 8.3%
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	15,000,000	15,267,750
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,215,740
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	721,130
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	1,811,379
Pennsylvania IDA EDRB, 5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	8,915,310
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,030,490
5.50%, 04/15/2022	500,000	502,025
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A, 5.00%, 12/01/2025, (Insd. by FGIC)	2,500,000	2,430,950

		32,894,774

PORT AUTHORITY 0.5%
Allegheny Cnty., PA Port Auth. Trans. RRB, 5.50%, 03/01/2016	2,000,000	2,064,480

PRE-REFUNDED 13.1%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,128,740
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,303,715
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Pittsburgh Mercy Hlth. Sys., 5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,530,506
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,206,667
Ser. B, 6.40%, 12/15/2018	2,340,000	2,566,512

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2030, (Insd. by MBIA)	$4,550,000	$4,883,560
5.75%, 12/01/2014, (Insd. by MBIA)	2,390,000	2,574,986
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,162,740
6.00%, 10/01/2034	1,400,000	1,627,836
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,584,475
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	6,000,000	6,363,840
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	710,000	767,233
Pennsylvania Higher Edl. Facs. Auth. RB, Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,748,701
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College, 6.00%, 10/01/2029	1,500,000	1,570,290
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Jefferson Hlth. Sys., Ser. A, 5.25%, 05/15/2014	7,390,000	7,505,727
Pittsburgh, PA Urban Redev. Auth. GO, Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	1,090,000	1,095,145
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	675,000	777,222
South Central Pennsylvania Gen. Auth. RRB, Wellspan Hlth., ETM, 5.375%, 05/15/2028	1,620,000	1,725,122

		52,123,017

RESOURCE RECOVERY 2.6%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,259,250
Ser. G, 5.125%, 12/01/2015	1,850,000	1,465,237
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	6,528,565

		10,253,052

SPECIAL TAX 1.2%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.20%, 10/01/2009	1,000,000	1,005,490
5.50%, 10/01/2013	1,000,000	973,330
5.50%, 10/01/2022	1,000,000	860,170
5.625%, 10/01/2025	2,250,000	1,916,798

		4,755,788

TRANSPORTATION 5.1%
Pennsylvania Turnpike Commission RB, Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,029,940
Pennsylvania Turnpike Commission RRB:
Ser. A, 5.25%, 07/15/2021, (Insd. by FSA)	3,545,000	3,875,004
Ser. C, 6.25%, 06/01/2038, (Insd. by Assured Guaranty Corp.)	13,000,000	14,192,230

		20,097,174

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2009

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 3.0%
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by MBIA)	$825,000	$828,457
Allegheny Cnty., PA Sanitation Auth. Sewer RRB, 5.375%, 12/01/2018, (Insd. by MBIA)	2,080,000	2,145,021
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,438,120
University Area Joint Auth. of Pennsylvania Sewer RRB, 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,719,513

		12,131,111

Total Municipal Obligations (cost $424,227,100)		386,056,472

	Shares	Value

SHORT-TERM INVESTMENTS 3.6%
MUTUAL FUND SHARES 3.6%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.89% q ø (cost $14,274,508)	14,274,508	14,274,508

Total Investments (cost $438,501,608) 100.7%		400,330,980
Other Assets and Liabilities (0.7%)		(2,901,900)

Net Assets 100.0%		$397,429,080

+	Security is deemed illiquid.
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2009

The following table shows the percent of total investments by geographic location as of March 31, 2009:

Pennsylvania	92.5%
Puerto Rico	1.5%
U.S. Virgin Islands	1.2%
South Carolina	0.8%
Florida	0.2%
Nevada	0.2%
Non-state specific	3.6%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2009 (unaudited):

AAA	13.5%
AA	30.8%
A	19.8%
BBB	26.3%
BB	0.6%
NR	9.0%

100.0%

The following table shows the percent of total investments based on effective maturity as of March 31, 2009 (unaudited):

Less than 1 year	7.9%
1 to 3 year(s)	9.2%
3 to 5 years	5.2%
5 to 10 years	26.7%
10 to 20 years	34.3%
20 to 30 years	15.7%
Greater than 30 years	1.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2009

Assets
Investments in unaffiliated issuers, at value (cost $424,227,100)	$386,056,472
Investments in affiliated issuers, at value (cost $14,274,508)	14,274,508

Total investments	400,330,980
Receivable for securities sold	5,944,396
Receivable for Fund shares sold	31,948
Interest receivable	6,511,218
Prepaid expenses and other assets	32,922

Total assets	412,851,464

Liabilities
Dividends payable	1,447,654
Payable for securities purchased	11,751,650
Payable for floating-rate notes issued	1,615,000
Payable for Fund shares redeemed	544,572
Interest and fee expense payable	6,191
Due to custodian bank	5,086
Advisory fee payable	3,429
Distribution Plan expenses payable	846
Due to other related parties	2,226
Accrued expenses and other liabilities	45,730

Total liabilities	15,422,384

Net assets	$397,429,080

Net assets represented by
Paid-in capital	$453,652,765
Overdistributed net investment income	(338,146)
Accumulated net realized losses on investments	(17,714,911)
Net unrealized losses on investments	(38,170,628)

Total net assets	$397,429,080

Net assets consists of
Class A	$45,158,470
Class B	11,286,941
Class C	8,386,588
Class I	332,597,081

Total net assets	$397,429,080

Shares outstanding (unlimited number of shares authorized)
Class A	4,538,367
Class B	1,138,847
Class C	844,512
Class I	33,424,863

Net asset value per share
Class A	$9.95
Class A — Offering price (based on sales charge of 4.75%)	$10.45
Class B	$9.91
Class C	$9.93
Class I	$9.95

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended March 31, 2009

Investment income
Interest	$27,696,089
Income from affiliated issuers	134,179

Total investment income	27,830,268

Expenses
Advisory fee	1,559,790
Distribution Plan expenses
Class A	117,592
Class B	145,569
Class C	89,356
Administrative services fee	519,351
Transfer agent fees	58,696
Trustees’ fees and expenses	9,009
Printing and postage expenses	34,000
Custodian and accounting fees	137,041
Registration and filing fees	57,358
Professional fees	43,497
Interest and fee expense	35,738
Other	8,740

Total expenses	2,815,737
Less: Expense reductions	(2,006)
Fee waivers	(190)

Net expenses	2,813,541

Net investment income	25,016,727

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(9,321,830)
Net change in unrealized gains or losses on securities in unaffiliated issuers	(38,721,213)

Net realized and unrealized gains or losses on investments	(48,043,043)

Net decrease in net assets resulting from operations	$(23,026,316)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2009		2008

Operations
Net investment income		$25,016,727		$32,133,241
Net realized losses on investments		(9,321,830)		(3,478,656)
Net change in unrealized gains or losses on investments		(38,721,213)		(27,093,708)

Net increase (decrease) in net assets resulting from operations		(23,026,316)		1,560,877

Distributions to shareholders from
Net investment income
Class A		(2,203,194)		(2,203,246)
Class B		(568,289)		(764,473)
Class C		(350,547)		(369,853)
Class I		(21,971,282)		(28,848,657)

Total distributions to shareholders		(25,093,312)		(32,186,229)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	416,231	4,386,986	508,244	5,651,659
Class B	73,335	738,025	41,664	460,871
Class C	101,810	1,049,262	110,743	1,234,243
Class I	3,168,647	33,056,696	4,998,905	55,551,060

		39,230,969		62,897,833

Net asset value of shares issued in reinvestment of distributions
Class A	129,384	1,326,358	110,483	1,220,727
Class B	35,355	362,946	43,139	475,407
Class C	22,043	225,883	21,101	232,799
Class I	67,929	697,926	54,401	601,489

		2,613,113		2,530,422

Automatic conversion of Class B shares to Class A shares
Class A	281,824	2,907,376	133,256	1,483,576
Class B	(282,882)	(2,907,376)	(133,737)	(1,483,576)

		0		0

Payment for shares redeemed
Class A	(720,043)	(7,398,921)	(1,231,613)	(13,679,085)
Class B	(383,195)	(3,921,066)	(447,819)	(4,944,826)
Class C	(193,656)	(1,998,484)	(239,180)	(2,623,479)
Class I	(21,047,602)	(214,776,175)	(18,338,875)	(203,603,070)

		(228,094,646)		(224,850,460)

Net decrease in net assets resulting from capital share transactions		(186,250,564)		(159,422,205)

Total decrease in net assets		(234,370,192)		(190,047,557)
Net assets
Beginning of period		631,799,272		821,846,829

End of period		$397,429,080		$631,799,272

Overdistributed net investment income		$(338,146)		$(261,561)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment

NOTES TO FINANCIAL STATEMENTS continued

for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended March 31, 2009, the following amounts were reclassified:

Paid-in capital	$(8,975,891)
Accumulated net realized losses on investments	8,975,891

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.315% and declining to 0.16% as average daily net assets increase. For the year ended March 31, 2009, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on February 12, 2009.

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $190.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended March 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the year ended March 31, 2009, EIS received $4,729 from the sale of Class A shares and $23,351 and $1,061 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $176,757,817 and $364,382,563, respectively, for the year ended March 31, 2009.

On April 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands

NOTES TO FINANCIAL STATEMENTS continued

disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$14,274,508
Level 2 – Other Significant Observable Inputs	386,056,472
Level 3 – Significant Unobservable Inputs	0

Total	$400,330,980

At March 31, 2009, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$1,615,000	4.28%	$3,235,330

During the year ended March 31, 2009, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $1,615,000 and incurred interest and fee expense in the amount of $34,857.

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $438,517,382. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,506,147 and $46,692,549, respectively, with a net unrealized depreciation of $38,186,402.

As of March 31, 2009, the Fund had $11,985,156 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2012	2013	2014	2016	2017

$1,869,064	$1,438,502	$894,209	$3,458,446	$4,324,935

NOTES TO FINANCIAL STATEMENTS continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2009, the Fund incurred and will elect to defer post-October losses of $5,713,981.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2009, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Unrealized Depreciation	Capital Loss Carryovers and Post-October Losses	Temporary Book/ Tax Differences

$1,133,016	$38,186,402	$17,699,137	$(1,471,162)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to inverse floating-rate obligations. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2009	2008

Ordinary Income	$122,083	$109,543
Exempt-Interest Income	24,971,229	32,076,686

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral

NOTES TO FINANCIAL STATEMENTS continued

account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%

During the year ended March 31, 2009, the Fund had average borrowings outstanding of $33,120 at an average rate of 2.66% and paid interest of $881.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity

NOTES TO FINANCIAL STATEMENTS continued

surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

14. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of March 31, 2009 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2009 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Bond Fund as of March 31, 2009, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 28, 2009

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2009, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.51%. The percentage of distributions subject to the federal alternative minimum tax and Pennsylvania state income tax will be reported to shareholders in January 2010.

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $461,608,642 of net assets outstanding of which $407,045,620 (88.18%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$403,728,544
Net assets voted “Against”	$2,137,344
Net assets voted “Abstain”	$1,179,732

This page left intentionally blank

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566394 rv6 05/2009

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the two series of the Registrant’s annual financial statements for the fiscal years ended March 31, 2009 and March 31, 2008, and fees billed for other services rendered by KPMG LLP.

	2009	2008

Audit fees	$53,600	$50,200
Audit-related fees (1)	$0	$6,200
Tax fees (2)	$4,500	$8,595
Non-audit fees (3)	$815,000	$1,082,374
All other fees	$0	$0
(1)	Audit-related fees consists primarily of fees for merger activity.
(2)	Tax fees consists of fees for tax consultation, tax compliance and tax review.
(3)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Global Dividend Opportunity Fund

Evergreen Income Advantage Fund

Evergreen International Balanced Income Fund

Evergreen Multi-Sector Income Fund

Evergreen Utilities and High Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds, as well as non-audit services performed by the independent auditor for the Funds’ investment adviser or any of its control affiliates that relates directly to the Funds’ operations and financial reporting, in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as regarding the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved by the Audit Committee pursuant to detailed pre-approval policies and procedures that describe the types of services for which the independent auditor may be engaged (“general pre-approval”); or may be expressly pre-approved by the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches expressed in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but on no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval for Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Senior Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix C. Permissible All Other services not listed in Appendix C must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Fee levels or budgeted amounts for all services to be provided by the independent auditor subject to general pre-approval will be established annually by the Audit Committee. Fee levels or budgeted amounts for services to be provided by the independent auditor subject to specific pre-approval will be established at the time of the specific pre-approval. Any proposed fees exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the Audit Committee) of any such services rendered by the independent auditor.

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Director/Assistant Director of Fund Administration will report to the Audit Committee at each of its regular meetings regarding all services provided by the independent auditor that are subject to this policy since the last such report was rendered, including: (1) a general description of the services; (2) actual billed and projected fees; and (3) the means by which such services were pre-approved by the Audit Committee, as well as the date of approval and any related fee level or budgeted amount to which the services are subject.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

On January 1, 2009, Patricia B. Norris replaced Charles A. Austin III as chair of the Audit Committee.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: May 28, 2009

By:	/s/ Kasey Phillips

Kasey Phillips Principal Financial Officer

Date: May 28, 2009